OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Government authorities	$ 454	$ 420
Prepaid expenses and other	578	1,292
Other current assets	$ 1,032	$ 1,712